Provisions for other liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Provisions for Other Liabilities and Charges

All figures in £ millions	Property	Legal and other	Total
At 1 January 2024	24	16	40
Provisions made during the year	1	23	24
Provisions reversed during the year	(9)	(2)	(11)
Provisions used during the year	(1)	(16)	(17)
At 31 December 2024	15	21	36

Summary of Analysis of Provisions

	2024

All figures in £ millions	Property	Legal and other	Total
Current	3	20	23
Non-current	12	1	13
	15	21	36

			2023
Current	11	14	25
Non-current	13	2	15
	24	16	40